The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Transamerica Premier Institutional Bond Fund

Supplement dated June 8, 2005 to Prospectus

dated February 1, 2005

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TO REQUEST ADDITIONAL COPIES OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

The following sentence should be inserted immediately after the first sentence of the first paragraph under the title “Principal Strategies and Policies,” page 6, of your prospectus:

Of this 80% investment, TIM will invest at least 65% of assets in Class A or better grade bonds.